Share Capital - Disclosure of Indirect Measurement of Fair Value of Goods or Services Received, Share Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Weighted average assumptions for share options granted [Abstract]
Exercise price (C$)	$ 11.80	$ 5.30
Risk-free interest rate	0.40%	1.80%
Volatility	65.20%	65.70%
Dividend yield	0.00%	0.00%
Expected life	5 years	5 years